Revenue, Revenues Earned by Line of Service (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 88,386	$ 29,237	$ 47,433
Subscription Revenue
Disaggregation of Revenue [Line Items]
Revenue	31,679	27,946	45,117
Services Revenue
Disaggregation of Revenue [Line Items]
Revenue	56,707	1,291	2,316
Services Revenue | Breach Services
Disaggregation of Revenue [Line Items]
Revenue	54,791
Services Revenue | Other Services
Disaggregation of Revenue [Line Items]
Revenue	$ 1,916	$ 1,291	$ 2,316